Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

	Andy Heyward (1)
Year	Summary Compensation Table Total ($) (2)	Compensation Actually Paid ($)	Average Summary Compensation Table Total fo r Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based on Cumulative TSR ($) (5)	Net Loss (in 000s)($) (6)
2025	1,141,189	1,141,189	426,453	460,804	15.48	(24,532)
2024	1,075,384	698,509	423,220	409,937	12.69	(20,739)
2023	1,492,368	(1,861,069)	359,086	247,838	29.89	(77,103)

Named Executive Officers, Footnote [Text Block]

(1)	Mr. Heyward served as our Chief Executive Officer and Chairman during each of the three years presented in the table.

(2)	The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) in each applicable year.

(3)	The dollar amounts reported in this column represent the average of the amounts reported for Non-PEO NEOs in the “Total” column of the SCT in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in 2025 and 2024 were Brian Parisi and Michael A. Jaffa and in 2023 were Brian Parisi, Michael A. Jaffa, and Michael Hirsh.

(4)	The dollar amounts reported in this column represent the average amount of CAP to Non-PEO NEOs as a group, as computed in accordance with SEC rules described below.

(5)	The cumulative total shareholder return (“TSR”) is determined based on the value of an initial fixed investment of $100 in the Company’s common stock at December 31, 2022. The Company did not issue dividends during any of the covered periods.

(6)	The dollar amounts reported in this column are the Company’s net loss amounts reflected in the Company’s audited financial statements for the applicable year.

Compensation Actually Paid	$ 1,141,189	$ 698,509	$ (1,861,069)
Adjustment To PEO Compensation, Footnote [Text Block]

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay versus Performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the applicable reporting year. Our NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below.

The following tables below detail these adjustments to compensation as reported in the Summary Compensation Table:

Andy Heyward
Reported Summary Compensation Table Total for 2025	$1,141,189
Deduct: Fair Value of Equity Awards Under the “Stock Awards” and “Option Awards” Column in SCT	–
Add: Year End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested	–
Add: Change in Year Over Year End Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested	–
Add: Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	–
Compensation Actually Paid for 2025	$1,141,189

Reported Summary Compensation Table Total for 2024	$1,075,384
Deduct: Fair Value of Equity Awards Under the “Stock Awards” and “Option Awards” Column in SCT	–
Add: Year End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested	–
Add: Change in Year Over Year End Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested	–
Add: Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(376,875)
Compensation Actually Paid for 2024	$698,509

Reported Summary Compensation Table Total for 2023	$1,492,368
Deduct: Fair Value of Equity Awards Under the “Stock Awards” and “Option Awards” Column in SCT	–
Add: Year End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested	–
Add: Change in Year Over Year End Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested	(3,056,250)
Add: Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(297,188)
Compensation Actually Paid for 2023	$(1,861,070)

Average Reported Summary Compensation	$ 426,453	423,220	359,086
Average Compensation Actually Paid	$ 460,804	409,937	247,838
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO NEOs
Average Reported Summary Compensation Table Total for 2025	$426,453
Deduct: Average Fair Value of Equity Awards Under the “Stock Awards” and “Option Awards” Column in SCT	(237,375)
Add: Average Year End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested	270,000
Add: Average Change in Year Over Year End Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested	758
Add: Average Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	968
Average Compensation Actually Paid for 2025	$460,804

Average Reported Summary Compensation Table Total for 2024	$423,220
Deduct: Average Fair Value of Equity Awards Under the “Stock Awards” and “Option Awards” Column in SCT	–
Add: Average Year End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested	–
Add: Average Change in Year Over Year End Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested	(8,680)
Add: Average Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(4,603)
Average Compensation Actually Paid for 2024	$409,937

Average Reported Summary Compensation Table Total for 2023	$359,086
Deduct: Average Fair Value of Equity Awards Under the “Stock Awards” and “Option Awards” Column in SCT	(16,683)
Add: Average Year End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested	16,217
Add: Average Change in Year Over Year End Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested	–
Add: Average Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(110,781)
Average Compensation Actually Paid for 2023	$247,838

Compensation Actually Paid and Cumulative Total Shareholder Return

Compensation Actually Paid and Cumulative Total Shareholder Return

The graph below compares the compensation actually paid to our PEOs and the average of the compensation actually paid to our remaining NEOs, with our cumulative total shareholder return for the fiscal years ended December 31, 2025, 2024, and 2023. Total shareholder return amounts reported in the graph assume an initial fixed investment of $100 on December 31, 2022.

Compensation Actually Paid and Net Loss

Compensation Actually Paid and Net Loss

The graph below compares the compensation actually paid to our PEOs and the average of the compensation actually paid to our remaining NEOs, with our net loss for the fiscal years ended December 31, 2025, 2024, and 2023.

Value of Initial Fixed $100 Investment Based On Cumulative TSR	$ 15.48	12.69	29.89
Net Income/ (Loss)	$ (24,532)	$ (20,739)	$ (77,103)
PEO Name	Mr. Heyward	Mr. Heyward	Mr. Heyward
Non-PEO NEO [Member] | Deduct: Average Fair Value of Equity Awards Under the “Stock Awards” and “Option Awards” Column in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (237,375)	$ 0	$ (16,683)
Non-PEO NEO [Member] | Add: Average Year End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	270,000	0	16,217
Non-PEO NEO [Member] | Add: Average Change in Year Over Year End Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	758	(8,680)	0
Non-PEO NEO [Member] | Add: Average Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	968	(4,603)	(110,781)
Andy Heyward [Member]
Pay vs Performance Disclosure [Table]
Reported Summary Compensation	1,141,189	1,075,384	1,492,368
Compensation Actually Paid	1,141,189	698,509	(1,861,070)
Andy Heyward [Member] | PEO [Member] | Deduct: Fair Value of Equity Awards Under the “Stock Awards” and “Option Awards” Column in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Andy Heyward [Member] | PEO [Member] | Add: Year End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Andy Heyward [Member] | PEO [Member] | Add: Change in Year Over Year End Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(3,056,250)
Andy Heyward [Member] | PEO [Member] | Add: Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (376,875)	$ (297,188)